Loss per share (Details) - Summary of Basic and Diluted Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings
Loss for the period	$ (86,854)	$ (184,471)
Number of shares
Weighted average number of ordinary shares outstanding	225,523,805	181,695,118
Basic and diluted loss per share	$ (0.39)	$ (1.02)